Accounts Receivable (Details) - USD ($)		12 Months Ended
	May 22, 2026	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable [Line Items]
Accounts receivable		$ 2,831,064	$ 2,495,301
Percentage of accounting receivable		99.50%
Accounts receivable subsequently collected		$ 2,817,504 [1]	$ 2,495,301	[2]
Subsequent Event [Member]
Accounts Receivable [Line Items]
Overdue collected percentage	100.00%

[1]	The amount of subsequent collection is as of July 15, 2026.
[2]	As of May 22, 2026, 100.0% of the balance had been collected.